Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2015
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2015	2,576,987	$0.58
Options granted	790,000	0.32
Options exercised	(342,500)	0.33
Options cancelled/expired	(425,000)	0.41
Balance at September 30, 2015	2,599,487	$0.56
Exercisable, September 30, 2015	1,801,966	$0.65
Vested and expected to vest	2,374,169	$0.58

Summary Of Stock-Based Compensation Expense

	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Income statement account:
Selling and marketing	$12	$16	$36	$34
General and administrative	11	55	118	224
	$23	$71	$154	$258

Summary Of Weighted-Average Assumptions

	Nine months ended September 30,
	2015		2014
Expected dividend yield	—		—
Expected stock price volatility	88.1%		101.6%
Risk-free interest rate	1.6%		1.8%
Expected term (in years)	5.4	years	5.5	years
Weighted-average grant date fair-value	$0.24		$0.34